Label	Element	Value
GENERAL NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000803950_SupplementTextBlock	December 1, 2015 GENERAL NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND Supplement to Prospectus dated April 1, 2015, As Revised December 1, 2015
Risk/Return [Heading]	rr_RiskReturnHeading	GENERAL NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Until January 1, 2016, notwithstanding any contrary information contained in the prospectus, the fund will normally invest substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city income taxes.  Thereafter, the fund will normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in such municipal obligations, and may invest a portion of its assets in municipal obligations that do not pay income exempt from New York state or New York city income taxes.